COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering	$ 320,993,750		$ 316,250,000	$ 316,250,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of overallotment units			4,125,000
Sale of Stock, Number of Shares Issued in Transaction	4,125,000		4,125,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	31,625,000	31,625,000
Percentage of cash underwriting discount			2.00%
Proceeds from Issuance Initial Public Offering			$ 6,325,000
Percentage of underwriters deferred fee			3.50%
Proceeds from initial public offering for deferred fee			$ 11,068,750